Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	LORD ABBETT GLOBAL FUND INC
Entity Central Index Key	0000829901
Amendment Flag	false
Document Creation Date	Jul. 31, 2018
Document Effective Date	Aug. 01, 2018
Prospectus Date	Aug. 01, 2018